Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentages of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2017 and 2016. All of these customers are subsidiaries of major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2017		2016		2017		2016
Eni Trading and Shipping S.p.A.	$11,345	22%	$11,689	27%	$22,905	24%	$23,375	28%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,249	22%	11,249	26%	22,378	23%	22,498	27%
Statoil ASA	5,778	11%	5,710	13%	11,459	12%	10,229	12%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	7,094	14%	4,772	11%	14,396	15%	9,760	11%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	11,675	23%	5,097	13%	15,401	16%	10,134	12%
Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil	4,396	9%	4,347	10%	8,745	9%	8,694	10%